Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments
8. Investments
See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.
Investment Risks and Uncertainties
Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.
The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.
The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities (“ABS”), certain structured investment transactions and FVO and trading securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.
Fixed Maturity and Equity Securities AFS
Fixed Maturity and Equity Securities AFS by Sector
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities (“CMBS”) (collectively, “Structured Securities”).

	December 31, 2016					December 31, 2015
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed maturity securities:
U.S. corporate	$73,280	$6,027	$764	$—	$78,543	$75,804	$5,471	$1,702	$—	$79,573
Foreign government	49,864	6,485	373	—	55,976	44,764	5,163	209	—	49,718
Foreign corporate (1)	49,333	2,901	1,572	(1)	50,663	50,155	2,845	1,588	1	51,411
U.S. government and agency	41,294	3,682	543	—	44,433	43,283	3,999	160	—	47,122
RMBS (1)	28,393	1,039	410	(10)	29,032	28,079	1,144	297	37	28,889
State and political subdivision	10,977	1,340	85	1	12,231	10,470	1,392	44	8	11,810
ABS	11,266	90	128	3	11,225	10,115	112	170	6	10,051
CMBS	7,294	237	71	—	7,460	8,983	316	90	—	9,209
Total fixed maturity securities	$271,701	$21,801	$3,946	$(7)	$289,563	$271,653	$20,442	$4,260	$52	$287,783
Equity securities:
Common stock	$1,827	$464	$13	$—	$2,278	$1,795	$374	$103	$—	$2,066
Non-redeemable preferred stock	637	19	40	—	616	770	70	42	—	798
Total equity securities	$2,464	$483	$53	$—	$2,894	$2,565	$444	$145	$—	$2,864

__________________

(1)
The noncredit loss component of OTTI losses for foreign corporate and RMBS was in an unrealized gain position of $1 million and $10 million, respectively, at December 31, 2016, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

The Company held non-income producing fixed maturity securities with an estimated fair value of $1 million and $43 million with unrealized gains (losses) of ($3) million and $11 million at December 31, 2016 and 2015, respectively.
Methodology for Amortization of Premium and Accretion of Discount on Structured Securities
Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.
Maturities of Fixed Maturity Securities
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$13,559	$59,370	$57,321	$94,498	$46,953	$271,701
Estimated fair value	$13,647	$62,214	$59,959	$106,026	$47,717	$289,563

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.
Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2016				December 31, 2015
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
Fixed maturity securities:
U.S. corporate	$11,471	$466	$2,938	$298	$20,928	$1,231	$2,890	$471
Foreign government	5,955	260	918	113	3,388	155	423	54
Foreign corporate	10,147	573	5,493	998	12,478	799	4,516	790
U.S. government and agency	9,104	523	141	20	15,361	156	298	4
RMBS	9,449	291	1,800	109	8,283	182	1,904	152
State and political subdivision	1,747	80	56	6	994	33	125	19
ABS	2,224	28	2,328	103	4,646	83	2,272	93
CMBS	998	22	564	49	2,959	49	532	41
Total fixed maturity securities	$51,095	$2,243	$14,238	$1,696	$69,037	$2,688	$12,960	$1,624
Equity securities:
Common stock	$105	$13	$11	$—	$197	$100	$19	$3
Non-redeemable preferred stock	139	7	125	33	54	2	160	40
Total equity securities	$244	$20	$136	$33	$251	$102	$179	$43
Total number of securities in an unrealized loss position	3,580		1,307		4,093		1,023

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities
Evaluation and Measurement Methodologies
Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.
The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

•
The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

•
When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management’s best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security’s position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

With respect to securities that have attributes of debt and equity (“perpetual hybrid securities”), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security’s cost and its estimated fair value with a corresponding charge to earnings.
The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.
In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.
Current Period Evaluation
Based on the Company’s current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.
Gross unrealized losses on fixed maturity securities decreased $373 million during the year ended December 31, 2016 to $3.9 billion. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.
At December 31, 2016, $224 million of the total $3.9 billion of gross unrealized losses were from 119 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.
Gross unrealized losses on equity securities decreased $92 million during the year ended December 31, 2016 to $53 million.
Investment Grade Fixed Maturity Securities
Of the $224 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $171 million, or 76%, were related to gross unrealized losses on 78 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.
Below Investment Grade Fixed Maturity Securities
Of the $224 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 24%, were related to gross unrealized losses on 41 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty including concerns over lower oil prices in the energy sector and valuations of residential real estate supporting non-agency RMBS. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.
Mortgage Loans
Mortgage Loans by Portfolio Segment
Mortgage loans are summarized as follows at:

	December 31,
	2016		2015
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Mortgage loans:
Commercial	$41,512	63.7%	$38,497	64.6%
Agricultural	12,564	19.3	11,649	19.6
Residential	10,829	16.6	9,399	15.8
Subtotal (1)	64,905	99.6	59,545	100.0
Valuation allowances	(304)	(0.5)	(281)	(0.5)
Subtotal mortgage loans, net	64,601	99.1	59,264	99.5
Residential — FVO	566	0.9	314	0.5
Total mortgage loans, net	$65,167	100.0%	$59,578	100.0%
__________________

(1)	Purchases of mortgage loans were $2.9 billion and $3.9 billion for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential — FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.
Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2016
Commercial	$—	$—	$—	$12	$12	$41,500	$202	$12	$90
Agricultural	11	10	1	27	27	12,527	38	36	49
Residential	—	—	—	265	241	10,588	63	241	188
Total	$11	$10	$1	$304	$280	$64,615	$303	$289	$327
December 31, 2015
Commercial	$—	$—	$—	$57	$57	$38,440	$188	$57	$127
Agricultural	45	44	3	22	21	11,584	34	62	60
Residential	—	—	—	141	131	9,268	56	131	84
Total	$45	$44	$3	$220	$209	$59,292	$278	$250	$271

The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $316 million, $77 million and $19 million, respectively, for the year ended December 31, 2014.
Valuation Allowance Rollforward by Portfolio Segment
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2014	$226	$40	$20	$286
Provision (release)	(1)	(4)	27	22
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Balance at December 31, 2014	202	35	42	279
Provision (release)	5	2	30	37
Charge-offs, net of recoveries	(19)	—	(16)	(35)
Balance at December 31, 2015	188	37	56	281
Provision (release) (1)	157	3	23	183
Charge-offs, net of recoveries (1)	(143)	(1)	(16)	(160)
Balance at December 31, 2016	$202	$39	$63	$304
__________________

(1)
In connection with an acquisition in 2010, certain impaired commercial mortgage loans were acquired and accordingly, were not originated by the Company. Such commercial mortgage loans have been accounted for as purchased credit impaired (“PCI”) commercial mortgage loans. Decreases in cash flows expected to be collected on PCI commercial mortgage loans can result in provisions for losses on mortgage loans. For the year ended December 31, 2016, in connection with the maturity of an acquired PCI commercial mortgage loan, an increase to the commercial mortgage loan valuation allowance of $143 million was recorded and charged-off upon maturity. The Company will recover a substantial portion of the loss on the loan incurred through an indemnification agreement entered into in connection with the acquisition in 2010.

Valuation Allowance Methodology
Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, (ii) the estimated fair value of the loan’s underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan’s observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company’s experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.
Commercial and Agricultural Mortgage Loan Portfolio Segments
The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.
All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.
For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company’s ongoing review of its commercial mortgage loan portfolio.
For agricultural mortgage loans, the Company’s primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.
Residential Mortgage Loan Portfolio Segment
The Company’s residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company’s historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.
For residential mortgage loans, the Company’s primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.
Credit Quality of Commercial Mortgage Loans
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(Dollars in millions)
December 31, 2016
Loan-to-value ratios:
Less than 65%	$36,067	$1,077	$707	$37,851	91.2%	$38,237	91.5%
65% to 75%	3,044	—	202	3,246	7.8	3,185	7.6
76% to 80%	195	—	—	195	0.5	182	0.4
Greater than 80%	118	27	75	220	0.5	213	0.5
Total	$39,424	$1,104	$984	$41,512	100.0%	$41,817	100.0%
December 31, 2015
Loan-to-value ratios:
Less than 65%	$33,330	$910	$438	$34,678	90.1%	$35,606	90.4%
65% to 75%	2,940	138	66	3,144	8.2	3,119	7.9
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	337	115	223	675	1.7	652	1.7
Total	$36,607	$1,163	$727	$38,497	100.0%	$39,377	100.0%

Credit Quality of Agricultural Mortgage Loans
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Loan-to-value ratios:
Less than 65%	$12,023	95.7%	$10,955	94.0%
65% to 75%	436	3.5	615	5.3
76% to 80%	17	0.1	21	0.2
Greater than 80%	88	0.7	58	0.5
Total	$12,564	100.0%	$11,649	100.0%

The estimated fair value of agricultural mortgage loans was $12.7 billion and $11.9 billion at December 31, 2016 and 2015, respectively.
Credit Quality of Residential Mortgage Loans
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Performance indicators:
Performing	$10,448	96.5%	$9,077	96.6%
Nonperforming	381	3.5	322	3.4
Total	$10,829	100.0%	$9,399	100.0%

The estimated fair value of residential mortgage loans was $11.2 billion and $9.6 billion at December 31, 2016 and 2015, respectively.
Past Due and Nonaccrual Mortgage Loans
The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans — 60 days and agricultural mortgage loans — 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Greater than 90 Days Past Due and Still Accruing Interest		Nonaccrual
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(In millions)
Commercial	$3	$2	$3	$—	$—	$—
Agricultural	127	103	104	73	23	46
Residential	381	322	37	—	344	314
Total	$511	$427	$144	$73	$367	$360

Mortgage Loans Modified in a Troubled Debt Restructuring
The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.
During the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. During the year ended December 31, 2015, the Company had 460 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $108 million and $96 million pre-modification and post-modification, respectively. There were no commercial or agricultural mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2016 and 2015.
During the years ended December 31, 2016 and 2015, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.
Other Invested Assets
Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships and leveraged and direct financing leases.
Tax Credit Partnerships
The carrying value of tax credit partnerships was $1.7 billion and $1.6 billion at December 31, 2016 and 2015, respectively. Losses from tax credit partnerships included within net investment income were $167 million, $163 million, and $153 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Leveraged and Direct Financing Leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2016		2015
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,172	$1,683	$1,240	$1,508
Estimated residual values	952	71	1,062	80
Subtotal	2,124	1,754	2,302	1,588
Unearned income	(603)	(639)	(661)	(512)
Investment in leases, net of non-recourse debt	$1,521	$1,115	$1,641	$1,076

Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all leveraged lease receivables were performing and over 99% of direct financing rental receivables were performing.
The deferred income tax liability related to leveraged leases was $1.4 billion at both December 31, 2016 and 2015.
Cash Equivalents
The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $7.4 billion and $6.3 billion at December 31, 2016 and 2015, respectively.
Net Unrealized Investment Gains (Losses)
Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Fixed maturity securities	$20,300	$18,164	$30,367
Fixed maturity securities with noncredit OTTI losses included in AOCI	8	(76)	(112)
Total fixed maturity securities	20,308	18,088	30,255
Equity securities	485	422	608
Derivatives	2,923	2,350	1,761
Other	23	287	149
Subtotal	23,739	21,147	32,773
Amounts allocated from:
Future policy benefits	(1,114)	(163)	(2,886)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	—	(4)
DAC, VOBA and DSI	(1,430)	(1,273)	(1,946)
Policyholder dividend obligation	(1,931)	(1,783)	(3,155)
Subtotal	(4,478)	(3,219)	(7,991)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(1)	27	42
Deferred income tax benefit (expense)	(6,623)	(6,151)	(8,556)
Net unrealized investment gains (losses)	12,637	11,804	16,268
Net unrealized investment gains (losses) attributable to noncontrolling interests	(6)	(31)	(33)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$12,631	$11,773	$16,235

Net unrealized investment gains (losses) attributable to MetLife, Inc. in the above table include, on a net of income tax basis, $1,250 million, $1,554 million and $2,682 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to assets and liabilities of a disposed subsidiary.
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$(76)	$(112)
Noncredit OTTI losses and subsequent changes recognized	14	6
Securities sold with previous noncredit OTTI loss	64	125
Subsequent changes in estimated fair value	6	(95)
Balance at December 31,	$8	$(76)

Changes in fixed maturity securities with noncredit OTTI losses included in AOCI in the above table, attributable to fixed maturity securities of a disposed subsidiary were $24 million and $15 million for the years ended December 31, 2016 and 2015, respectively.
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$11,773	$16,235	$8,414
Fixed maturity securities on which noncredit OTTI losses have been recognized	84	36	106
Unrealized investment gains (losses) during the year	2,508	(11,662)	15,521
Unrealized investment gains (losses) relating to:
Future policy benefits	(951)	2,723	(1,988)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	4	(10)
DAC, VOBA and DSI	(157)	673	(756)
Policyholder dividend obligation	(148)	1,372	(1,384)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(28)	(15)	(31)
Deferred income tax benefit (expense)	(472)	2,405	(3,600)
Net unrealized investment gains (losses)	12,606	11,771	16,272
Net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Balance at December 31,	$12,631	$11,773	$16,235
Change in net unrealized investment gains (losses)	$833	$(4,464)	$7,858
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$858	$(4,462)	$7,821

Net unrealized investment gains (losses) attributable to MetLife, Inc. in the above table include, on a net of income tax basis, ($304) million, ($1,128) million and $1,669 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to assets and liabilities of a disposed subsidiary.
Concentrations of Credit Risk
Investments in any counterparty that were greater than 10% of the Company’s equity, other than the U.S. government and its agencies, were in fixed income securities of the Japanese government and its agencies with an estimated fair value of $24.7 billion and $20.9 billion at December 31, 2016 and 2015, respectively.
Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2016	2015
	(In millions)
Securities on loan: (1)
Amortized cost	$18,798	$19,176
Estimated fair value	$19,753	$20,816
Cash collateral on deposit from counterparties (2)	$20,114	$21,216
Security collateral on deposit from counterparties (3)	$20	$27
Reinvestment portfolio — estimated fair value	$20,133	$21,320
__________________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2016				December 31, 2015
	Remaining Tenor of Securities Lending Agreements				Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
U.S. government and agency	$4,480	$6,496	$8,383	$19,359	$7,484	$8,017	$4,648	$20,149
Foreign government	—	569	143	712	—	469	486	955
U.S. corporate	—	43	—	43	1	78	—	79
Agency RMBS	—	—	—	—	—	12	21	33
Total	$4,480	$7,108	$8,526	$20,114	$7,485	$8,576	$5,155	$21,216
__________________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.
If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $4.4 billion, over 99% of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.
The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, cash equivalents, short-term investments, U.S. government and agency securities and ABS) with 63% invested in agency RMBS, cash equivalents, short-term investments, U.S. government and agency securities or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.
Repurchase Agreement Transactions
Elements of the short-term repurchase agreements are presented below at:

	December 31, 2016	December 31, 2015
	(In millions)
Securities on loan included within fixed maturity securities:
Amortized cost	$98	$51
Estimated fair value	$113	$56
Cash collateral received included within other liabilities	$102	$50
Reinvestment portfolio — estimated fair value	$100	$50
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2016			December 31, 2015
	Remaining Tenor of Repurchase Agreements			Remaining Tenor of Repurchase Agreements
	1 Month or Less	1 to 6 Months	Total	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
Foreign corporate	$12	$10	$22	$—	$25	$25
All other corporate and government	39	41	80	—	25	25
Total	$51	$51	$102	$—	$50	$50
Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2016	2015
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,925	$1,838
Invested assets held in trust (collateral financing arrangement and reinsurance agreements)	2,057	2,359
Invested assets pledged as collateral (1)	23,882	20,345
Total invested assets on deposit, held in trust and pledged as collateral	$27,864	$24,542
__________________

(1)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4), collateral financing arrangement (see Note 13) and derivative transactions (see Note 9).

See “— Securities Lending” and “Repurchase Agreement Transactions” for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.
Purchased Credit Impaired Investments
Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as PCI investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI or the recognition of mortgage loan valuation allowances.
The Company’s PCI investments, by invested asset class, were as follows at:

	December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Outstanding principal and interest balance (1)	$5,624	$5,129	$—	$148
Carrying value (2)	$4,427	$3,931	$—	$129
__________________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.
The following table presents information about PCI investments acquired during the periods indicated:

	Years Ended December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Contractually required payments (including interest)	$1,464	$1,423	$—	$—
Cash flows expected to be collected (1)	$1,338	$1,243	$—	$—
Fair value of investments acquired	$984	$920	$—	$—
__________________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The following table presents activity for the accretable yield on PCI investments:

	Years Ended December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Accretable yield, January 1,	$1,780	$1,874	$21	$48
Investments purchased	354	323	—	—
Accretion recognized in earnings	(269)	(274)	(9)	(56)
Disposals	(2)	(48)	—	—
Reclassification (to) from nonaccretable difference	(130)	(95)	(12)	29
Accretable yield, December 31,	$1,733	$1,780	$—	$21
Collectively Significant Equity Method Investments
The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $14.3 billion at December 31, 2016, including $1.9 billion classified as assets of a disposed subsidiary. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $6.0 billion at December 31, 2016. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.
As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company’s consolidated pre-tax income (loss) from continuing operations for one of the three most recent annual periods: 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.
The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $436.9 billion and $447.5 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled $56.4 billion and $72.0 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $26.8 billion, $25.8 billion and $34.9 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).
Variable Interest Entities
The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE’s primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party’s relationship with or involvement in the entity, an estimate of the entity’s expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.
Consolidated VIEs
Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

	December 31,
	2016		2015
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Operating joint venture (1)	$—	$—	$2,465	$2,079
CSEs (assets (primarily securities) and liabilities (primarily debt)) (2)	9	12	13	13
Other investments (3)	50	—	76	—
Total	$59	$12	$2,554	$2,092
__________________

(1)
Following a change in the foreign investment law in India, the Company no longer consolidated its India operating joint venture, effective January 1, 2016. Assets of the operating joint venture are primarily fixed maturity securities and separate account assets. Liabilities of the operating joint venture are primarily future policy benefits, other policy-related balances and separate account liabilities.

(2)
The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

(3)	Other investments is comprised of other invested assets and other limited partnership interests.
Unconsolidated VIEs
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2016		2015
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured Securities (2)	$46,773	$46,773	$48,149	$48,149
U.S. and foreign corporate	1,940	1,940	2,332	2,332
Other limited partnership interests	4,714	8,990	3,815	5,422
Other invested assets	2,206	2,777	1,565	2,117
Other (3)	199	215	650	663
Total	$55,832	$60,695	$56,511	$58,683
__________________

(1)
The maximum exposure to loss relating to fixed maturity securities AFS, FVO and trading securities and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, mortgage loans and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $150 million and $179 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other is comprised of mortgage loans, common stock, real estate joint ventures and FVO and trading securities.
As described in Note 21, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.
Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Investment income:
Fixed maturity securities	$11,721	$11,809	$12,600
Equity securities	121	124	116
FVO and trading securities — FVO general account and Actively traded securities (1)	37	21	103
Mortgage loans	2,858	2,772	2,597
Policy loans	511	525	547
Real estate and real estate joint ventures	652	872	870
Other limited partnership interests	478	535	766
Cash, cash equivalents and short-term investments	153	140	163
Operating joint ventures	33	25	10
Other	248	238	186
Subtotal	16,812	17,061	17,958
Less: Investment expenses	972	1,082	1,067
Subtotal, net	15,840	15,979	16,891
FVO and trading securities — FVO contractholder-directed unit-linked investments (1)	950	264	1,266
FVO CSEs — interest income — securities	—	—	1
Subtotal	950	264	1,267
Net investment income	$16,790	$16,243	$18,158
__________________

(1)
Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective periods included in net investment income were principally from FVO contractholder-directed unit-linked investments and, to a much lesser extent, actively traded and FVO general account securities, and were $427 million, ($456) million and $642 million for the years ended December 31, 2016, 2015, and 2014, respectively.

See “— Variable Interest Entities” for discussion of consolidated securitization entities (“CSEs”).
Net Investment Gains (Losses)
Components of Net Investment Gains (Losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Industrial	$(63)	$(2)	$—
Utility	(21)	(15)	—
Communications	(3)	—	—
Consumer	—	(20)	(5)
Total U.S. and foreign corporate securities	(87)	(37)	(5)
RMBS	(18)	(16)	(20)
ABS	(2)	—	(7)
CMBS	—	—	(13)
State and political subdivision	—	(6)	—
OTTI losses on fixed maturity securities recognized in earnings	(107)	(59)	(45)
Fixed maturity securities — net gains (losses) on sales and disposals	251	318	651
Total gains (losses) on fixed maturity securities	144	259	606
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(75)	(36)	(6)
Non-redeemable preferred stock	—	(1)	(15)
OTTI losses on equity securities recognized in earnings	(75)	(37)	(21)
Equity securities — net gains (losses) on sales and disposals	19	43	87
Total gains (losses) on equity securities	(56)	6	66
FVO and trading securities — FVO general account securities	—	—	9
Mortgage loans	(231)	(93)	(53)
Real estate and real estate joint ventures	182	433	226
Other limited partnership interests	(64)	(66)	(69)
Other	(100)	(4)	(155)
Subtotal	(125)	535	630
FVO CSEs:
Securities	1	—	—
Long-term debt — related to securities	—	—	(1)
Non-investment portfolio gains (losses) (1)	429	111	(291)
Subtotal	430	111	(292)
Total net investment gains (losses)	$305	$646	$338
__________________

(1)
Non-investment portfolio gains (losses) for the year ended December 31, 2016 includes a gain from the U.S. Retail Advisor Force Divestiture of $102 million as more fully described in Note 3. Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $77 million related to the disposition of MAL as more fully described in Note 3.

See “— Variable Interest Entities” for discussion of CSEs.
Gains (losses) from foreign currency transactions included within net investment gains (losses) were $255 million, $52 million and ($265) million for the years ended December 31, 2016, 2015 and 2014, respectively.
Sales or Disposals and Impairments of Fixed Maturity and Equity Securities
Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$86,179	$82,871	$64,743	$278	$278	$487
Gross investment gains	$1,048	$1,144	$1,144	$36	$73	$97
Gross investment losses	(797)	(826)	(493)	(17)	(30)	(10)
OTTI losses	(107)	(59)	(45)	(75)	(37)	(21)
Net investment gains (losses)	$144	$259	$606	$(56)	$6	$66
Credit Loss Rollforward
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$211	$290
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	1	14
Additional impairments — credit loss OTTI on securities previously impaired	18	15
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(43)	(108)
Securities impaired to net present value of expected future cash flows	(1)	—
Increase in cash flows — accretion of previous credit loss OTTI	1	—
Balance at December 31,	$187	$211